MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Cumulative benefit	$ 1,071	$ 1,341	$ 0